Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and Goodwill
Schedule of useful lives of intangible assets

Trademarks	2 to 10 years
Internally developed technologies	3 to 10 years
Acquired technologies	3 to 5 years
Patents & licenses	5 to 15 years
Customer Lists	5 to 8 years

Schedule of development of goodwill

	2025
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
D&PD	249,230	—	—	—	(5,882)	243,348
JEB	33,624	—	(715)	—	(3,892)	29,017
Total	282,854	—	(715)	—	(9,774)	272,365

	2024
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
D&PD	244,022	—	—	—	5,208	249,230
JEB	31,613	—	—	—	2,011	33,624
Total	275,635	—	—	—	7,220	282,854

Schedule of assumptions for cash-generating units and sensitivity

	2025
	D&PD	JEB
Denominated in	EUR / GBP	USD
Pre-tax discount rate	10.11%	12.62%
Sustainable growth rate	2%	2%

	2024
	D&PD	JEB
Denominated in	EUR / GBP	USD
Pre-tax discount rate	12.26%	13.53%
Sustainable growth rate	2%	2%

Schedule of development of intangible assets

	2025
	Patents and	Developed Technologies		Customer
in k€	Licenses	Internally generated	Acquired	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	11,397	21,819	103,083	70,615	6,539	213,452
Foreign currency translation	(29)	(1,085)	(3,789)	(2,616)	—	(7,520)
Additions	2,317	7,920	6,716	—	—	16,953
Disposals	(5,123)	(5)	(96,342)	(23,211)	—	(124,681)
Divestment of affiliated companies	—	(1,125)	—	—	—	(1,125)
Reclassification	476	(476)	—	—	—	—
Amount end of the year	9,038	27,046	9,670	44,788	6,539	97,080
Depreciation, amortization and impairments
Amount beginning of the year	10,464	1,988	101,436	67,168	5,957	187,013
Foreign currency translation	—	—	(3,669)	(2,635)	—	(6,305)
Additions	765	2,869	2,155	3,466	222	9,477
Impairment	—	—	—	—	—	—
Disposals	(5,123)	—	(96,342)	(23,211)	—	(124,676)
Divestment of affiliated companies	—	—	—	—	—	—
Reclassification	473	(473)	—	—	—	—
Amount end of the year	6,579	4,385	3,579	44,788	6,179	65,509
Net book value
Amount beginning of the year	934	19,831	1,647	3,447	582	26,440
Amount end of the year	2,459	22,661	6,090	—	360	31,571

	2024
	Patents and	Developed Technologies		Customer
in k€	Licenses	Internally generated	Acquired	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	11,166	6,562	98,772	68,762	6,539	191,800
Foreign currency translation	(1)	488	2,279	1,853	—	4,619
Additions	—	14,769	—	—	—	14,769
Disposals	(2)	—	—	—	—	(2)
Reclassification	234	—	2,032	—	—	2,266
Amount end of the year	11,397	21,819	103,083	70,615	6,539	213,452
Depreciation, amortization and impairments
Amount beginning of the year	10,304	1,988	98,502	59,819	5,735	176,348
Foreign currency translation	1	—	2,416	1,767	—	4,184
Additions	161	—	518	5,582	222	6,484
Impairment	—	—	—	—	—	—
Disposals	(2)	—	—	—	—	(2)
Reclassification	—	—	—	—	—	—
Amount end of the year	10,464	1,988	101,436	67,168	5,957	187,013
Net book value
Amount beginning of the year	861	4,574	270	8,943	804	15,453
Amount end of the year	934	19,831	1,647	3,447	582	26,440